Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Balances and Transactions [Abstract]
Schedule of Relationship with Related Parties	Relationships with related parties
Name of principal related parties	Relationship with the Group
Jiamei Cultural and Creative (Shenzhen) Co., Ltd (“Jiamei”)	Entity controlled by Mrs. Cheng of the Company

Mr. Cheng	A director and the controlling shareholder of the Company
Mrs. Cheng	A director of the Company
Mr. Zheng Hongrong	A director of Samfine SZ, a subsidiary of the Company

Schedule of Amounts Due from Related Parties	Amounts due from related parties consist of the following:
		As of December 31,
		2023	2024	2024
Name of related party	Nature	HK$	HK$	US$
Jiamei	Accounts receivable	—	570,149	73,400
Jiamei	Fund Transfer	2,086,415	—	—
Total		2,086,415	570,149	73,400

Schedule of Due to Related Parties	Amounts due to related parties consists of the following:
		As of December 31,
		2023	2024	2024
Name of related parties	Nature	HK$	HK$	US$
Mr. Cheng	Commissions payable	40,000	80,000	10,299
Mr. Cheng	Fund Transfer	72,102	79,834	10,278
Mrs. Cheng	Commissions payable	—	50,577	6,511
Mrs. Cheng	Fund Transfer	1,920,091	35,774	4,606
Total		2,032,193	246,185	31,694

Schedule of Related Party Transaction

In addition to the related party balances above and the guarantees and pledge of properties as disclosed in Notes 13 above, we have the following significant related party transactions incurred during the years ended December 31, 2022, 2023 and 2024.

	Years ended December 31,
	2022	2023	2024	2024
Mrs. Cheng	HK$	HK$	HK$	US$
Revenue	—	—	638,635	82,217
Rental paid*	3,358,500	3,320,100	3,313,247	426,542
Sales commission	84,276	578,095	1,160,231	149,366

Mr. Cheng
Sales commission	100,359	191,591	286,005	10,299

*	The leased property was jointly-owned by Mrs. Cheng and Mr. Zheng Hongrong.

Schedule of Remuneration to Senior Management	Remuneration to senior management for the years ended December 31, 2022, 2023 and 2024 were as follows:
	Years ended December 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Salaries and other short term employee benefits	2,229,309	2,742,146	2,976,465	383,185
Payments to defined contribution pension schemes	36,000	36,000	36,000	4,635
Total	2,265,309	2,778,146	3,012,465	387,820